Trade and other receivables (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Trade And Other Receivables [Line Items]
Receivables from taxes other than income tax	$ 142,090,000	$ 112,684,000
Increase (decrease) through change in discount rate, other provisions	(1,103,000)	6,804,000
Kibali Jersey Limited [member]
Disclosure Of Trade And Other Receivables [Line Items]
Value added tax receivables	134,514,000	131,214,000	$ 137,369,000
Increase (decrease) through change in discount rate, other provisions	$ 1,552,000	5,281,000	(192,000)
Loan receivables,interest rate	8.00%
Hire purchase loan receivables,interest rate	10.00%
Federal Reserve Rate	0.75%
Hire purchase loan,maturity term	3 years
Receivables due from related parties	$ 900,000	1,100,000	$ 0
Loulo gold mine [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Value added tax receivables	91,900,000	61,600,000
Receivables from taxes other than income tax	21,000,000	18,500,000
Gounkoto gold mine [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Value added tax receivables	21,900,000	26,200,000
Receivables from taxes other than income tax	$ 7,300,000	$ 6,400,000